Equity Incentive Plan Stock Option Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Grants in Period, Weighted Average Grant Date Fair Value Equal to Fair Value	$ 2.71	$ 7.08
Intrinsic Value of Stock Options Exercised	$ 1,053	$ 1,641
Cash Received Upon Exercise of Stock Options	$ 225	$ 148